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March 10, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
    Merrill Lynch Retirement Plus Separate Account A-33-43773;
    Merrill Lynch Retirement Power - 333-90243;
    Merrill Lynch Retirement Optimizer - 333-63904
    Merrill Lynch Investor Choice - Investor Series - 333-118362

Commissioners:

Merrill Lynch Life Insurance Company (the "Company"), on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended December 31, 2005, for the following underlying mutual funds ("Funds") in which Registrant invests:

ANNUAL REPORT FILINGS:

FAM SERIES FUND, INC.
Mercury Equity Dividend Portfolio
Mercury Global SmallCap Portfolio
Mercury International Index Portfolio
Mercury International Index Portfolio
Mercury Low Duration Portfolio
Mercury Mid Cap Value Opportunities Portfolio

FAM VARIABLE SERIES FUNDS, INC.
Mercury American Balanced V.I. Fund
Mercury Basic Value V.I. Fund
Mercury Core Bond V.I. Fund
Mercury Domestic Money Market V.I. Fund
Mercury Fundamental Growth V.I. Fund
Mercury Global Allocation V.I. Fund
Mercury Global Growth V.I. Fund
Mercury Government Bond V.I. Fund
Mercury High Current IncomeV.I. Fund
Mercury Index 500 V.I. Fund
Mercury International Value V.I. Fund
Mercury Large Cap Core V.I. Fund
Mercury Large Cap Growth V.I. Fund

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Mercury Large Cap  Value V.I. Fund
Mercury Value Opportunities V.I. Fund
Mercury Utilities and Telecommunications V.I. Fund

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund
AIM V.I. International Growth Fund
AIM V.I. Core Equity Fund
AIM V.I. Basic Value Fund
AIM V.I. Mid Cap Core Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
Growth and Income Portoflio
Large Cap Growth Portfolio
Global Technology Portfolio
Small/Mid Cap Value Portfolio
Value Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP International Fund
VP Ultra Fund

AMERICAN FUNDS INSURANCE SERIES
The Bond fund
The Growth Fund
The Growth-Income Fund
The Asset Allocation Fund
The International Fund

COHEN & STEERS
VIF Realty Fund, Inc.

DAVIS VARIABLE ACCOUNT FUND, INC.
Davis Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio

FEDERATED INSURANCE SERIES
Federated Capital Appreciation Fund II
Federated Kaufmann Fund II

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton VIP Growth Securities fund
Templeton VIP Foreign Securities Fund

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MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth Series

OPPENHEIMER VARIABLE ACCOUNTS FUNDS
Oppenheimer Main Street Fund/VA
Oppeneheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Small Cap Fund/VA

PIONEER VARIABLE CONTRACTS TRUST
Pioneer High Yield VCT Portfolio
Pioneer Fund VCT Portfolio
Pioneer Small Cap Value Portfolio

PREMIER VIT
OpCap Renaissance Porttfolio

PIMCO VARIABLE INSURANCE TRUST
Total Return Portfolio
Real Return Portfolio
CommodityRealReturn Strategy Portfolio

SELIGMAN PORTFOLIOS, INC.
Seligman Smaller-Cap Value Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST
Emerging Growth Portfolio
Comstock Portfolio

WANGER ADVISORS TRUST
Wanger U.S. Smaller Companies

MLIG VARIABLE INSURANCE TRUST
Roszel/Delaware Trend Portfolio
Roszel/JPMorgan Small Cap Growth Portfolio
Roszel/Lord Abbett Affiliated Portfolio
Roszel/Lord Abbett Bond Debenture Portfolio
Roszel/Lord Abbett Mid Cap Value Portfolio
Roszel/CCM Capital Appreciation Portfolio
Roszel/Allianz NFJ Small Cap Value Portfolio
Roszel/Seligman Mid Cap Growth Portfolio

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

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The Company understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      Merrill Lynch Life Insurance Company
                            1300 Merrill Lynch Drive
                              Pennington, NJ 08534